LEASES	12 Months Ended
Dec. 31, 2023
Leases
LEASES

NOTE 7— LEASES

Operating Leases

As a result of the adoption of ASC 842 on January 1, 2021, the Company recognized a lease liability which represents the present value of the remaining operating lease payments discounted using our incremental borrowing rate of 5.0%, and a right-of-use asset.

Operating leases consist of an office and a clinic location and have remaining terms of approximately 7 and 1 years, respectively, and both include options to extend the leases for additional periods. Generally, the lease term is the minimum of the noncancelable period of the lease or the lease term inclusive of reasonably certain renewal periods. If the estimate of our reasonably certain lease term was changed, our depreciation and rent expense could differ materially.

Maturities of the above lease liabilities are as follows as of December 31, 2023:

2024	$299,244
2025	596,223
2026	368,340
2027	377,442
Thereafter	1,452,951
Total Lease Payments	3,094,200
Less Interest	(352,437)
Total Lease Liabilities	$2,741,763
Less: Current Portion	(299,244)
Long-Term Liabilities	$2,442,519

Sale/Leaseback

On March 31, 2016, the Company entered into a lease of Marina Towers under a sale/leaseback transaction, via a 10-year absolute triple-net master lease agreement, to expire in 2026. The Company has two successive options to renew the lease for five-year periods on the same terms and conditions and did not have any residual interest or the option to repurchase the facility at the end of the lease term.

During October 2021, the Company, through the eighteenth judicial circuit court in Brevard County, Florda, received an order approving joint stipulation for alternative resolution to the Company’s real estate lease in Melbourne, Florida. The order terminated the Company’s use of floors three and four of the building immediately, while terminating its right to possession and use of floors three and five at December 31, 2021. The order also terminated the existing lease payment schedule, replacing it with the following:

●	Payment of $50,000 on October 12, 2021

●	The following rent installment payments:

I.	$200,000 by October 19, 2021
II.	$250,000 by November 15, 2021
III.	$306,166 by December 15, 2021
IV.	$275,000 by January 7, 2022
V.	$31,166 by January 15, 2022
VI.	$300,000 by February 8, 2022
VII.	$31,166 by February 15, 2022

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Upon receipt of the order, the Company recorded a liability and lease settlement expense for the amount of the order, or $1,443,498. As of December 31, 2023, the Company has paid approximately $200,000 of this obligation and has an open accounts payable liability remaining of approximately $1,200,000. The Company is working to reach a settlement with the landlord.

Finance Leases

The Company adopted ASC 842 on January 1, 2021.

On May 31, 2018, the Company entered into a lease agreement for the use of equipment with 60 monthly payments of $2,112 payable through April 2023 with an effective interest rate of 5.00% per annum. The Company failed to make all payments as required under the lease agreement which resulted in the lender filing a complaint in the County Court of Brevard County, Florida (“Court”). In June 2023 the Court issued an order to the Company to return the equipment. The Company has accrued $19,473 to cover final payment and subsequently has reached an agreement to settle this debt for $9,000.